Basis of preparation and significant accounting policies (Details) € in Millions		12 Months Ended
	Apr. 01, 2019 EUR (€)	Mar. 31, 2020 EUR (€) aircraft	Mar. 31, 2019 EUR (€) aircraft	Mar. 31, 2018 EUR (€) aircraft	Mar. 31, 2017 EUR (€)
Property, plant and equipment long-lived assets		€ 9,438.0	€ 9,029.6	€ 8,123.4
Number of aircraft | aircraft		466
Number of airlines | aircraft		4
Retained earnings		€ 4,245.0	4,181.9	4,077.9
Deferred revenue		546.5	1,962.3	1,408.3	€ 1,332.8
Ancillary revenues		2,928.6	2,436.3	2,017.0
Equity		4,914.5	5,214.9	4,468.9	€ 4,423.0
Right of use assets		236.8	130.7
Depreciation expense		748.7	640.5	561.0
Net Derivative financial instrument asset (liability)		(558.8)	338.5	(391.3)
Interest expense		5.6
Minimum operating lease commitment at March 31, 2019			290.1
Effect of discounting using the incremental borrowing rate at April 1, 2020 (2.74%)	€ (112.5)
Operating leases discounted at April 1, 2019	177.6
Expenses relating to short-term leases	(37.2)	(38.2)
Lease liability recognized at April 1, 2019	140.4	245.9	140.4
IFRS 16
Reduction in Equity reserves	10.0
Right of use assets	131.0
Lease liability recognized at April 1, 2019	€ 140.0
Fuel and oil operating expenses
Net Derivative financial instrument asset (liability)		1,228.0
Foreign currency forward contracts
Net Derivative financial instrument asset (liability)		486.0
Hangar and Buildings
Property, plant and equipment long-lived assets		77.7	52.0	53.2
Plant and equipment (excluding aircraft)
Property, plant and equipment long-lived assets		77.2	49.7	7.8
Fixtures and Fittings
Property, plant and equipment long-lived assets		13.6	14.8	9.4
Motor vehicles
Property, plant and equipment long-lived assets		0.5	0.6	0.8
Aircraft
Property, plant and equipment long-lived assets		€ 9,269.0	€ 8,912.5	€ 8,052.2
Percentage of recoverable amount of aircraft residual values of current market value of new aircraft		15.00%
Useful life		23 years
Number of aircraft | aircraft		89	144	153
Boeing 737 Aircraft
Percentage of recoverable amount of aircraft residual values of current market value of new aircraft		15.00%
Useful life		23 years
Number of aircraft | aircraft		426
Boeing 737 Under Operating Lease
Number of aircraft | aircraft		14
Airbus A320 under operating lease
Number of aircraft | aircraft		26
Minimum | IFRS 16
Incremental borrowing rate	2.56%
Weighted average incremental borrowing rate April 1, 2019	2.56%
Minimum | Aircraft
Amortization period		8 years
Maximum | IFRS 16
Incremental borrowing rate	2.90%
Weighted average incremental borrowing rate April 1, 2019	2.90%
Maximum | Aircraft
Amortization period		12 years
Landing rights
Impairment of intangible assets		€ 0.0